DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF LOSS FROM DISCONTINUED OPERATIONS

	Year ended December 31,
	2024	2023
Revenues	$3,573	$21,451
Cost of goods sold	-	-
Gross profit	3,573	21,451
Operating expenses	-	-
Income from discontinued operations	$3,573	$21,451
Current liabilities

	Year ended December 31,
	2024	2023
Accounts payable and accrued liabilities	$445,565	$445,565
Current portion of notes payable	589,246	589,246
Deferred revenues	-	3,573
Total current liabilities of discontinued operations	$1,034,811	$1,038,384